BASIS OF PRESENTATION (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation

We prepared this report under the rules and regulations of the Securities and Exchange Commission and in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial statements. Accordingly, these condensed consolidated financial statements do not include all of the disclosures required by GAAP and should be read in conjunction with the recasted financial statements and financial information filed on a Current Report on Form 8-K on August 20, 2015 (collectively referred herein as the "Recast 2014 Annual Report on Form 10-K"). The condensed consolidated financial statements as of March 31, 2015 and December 31, 2014, and for the three months ended March 31, 2015 and 2014, are unaudited and have been prepared on the same basis as the audited financial statements included in our Recast 2014 Annual Report on Form 10-K. Adjustments (consisting of normal recurring adjustments) necessary for a fair presentation of the results of operations and financial position have been included herein. All intercompany accounts and transactions have been eliminated in the preparation of the accompanying condensed consolidated financial statements.

The condensed consolidated financial statements reflect the assets acquired and liabilities assumed and the related operating results associated with (i) the Onyx pipelines acquisition beginning on March 6, 2014, (ii) the TexStar Rich Gas System Transaction and the 2015 Holdings Acquisition beginning on August 4, 2014, (iii) and the Texoz acquisition beginning on November 21, 2014. See Note 2.

As a result of the Holdings Transaction, Holdings acquired a controlling equity interest in the Partnership, which was accounted for under the acquisition method of accounting in the consolidated financial statements of Holdings, whereby Holdings recorded the Partnership’s assets acquired and liabilities assumed at fair value. However, because less than 80% of the equity interests in the Partnership were acquired, push down accounting of Holdings’ basis in the Partnership was prohibited in our consolidated financial statements.

Additionally, because the TexStar Rich Gas System was owned by TexStar, the Partnership recorded the TexStar Rich Gas System at TexStar’s historical cost. Thus, the difference between consideration paid and the TexStar Rich Gas System’s historical cost (net book value) at August 4, 2014, the date on which the Holdings Transaction and the TexStar Rich Gas System Transaction closed, was recorded as a reduction to partners’ capital. Management concluded that the Partnership was the predecessor for accounting purposes for periods prior to August 4, 2014.

We recognized the 2015 Holdings Acquisition at Holdings’ historical cost because the acquisition was executed by entities under common control. Thus, the difference between consideration paid and Holdings’ historical cost (net book value) on May 7, 2015, the date on which the 2015 Holdings Acquisition closed, was recorded as a reduction to partners’ capital. Due to the common control aspect, the 2015 Holdings Acquisition was accounted for by the Partnership on an “as if pooled” basis for the periods during which common control existed which began on August 4, 2014. See Note 2.

The accompanying unaudited condensed consolidated financial statements were prepared in conformity with GAAP, which requires management to make various estimates and assumptions that may affect the amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the period. Actual results may differ from those estimates. Information for interim periods may not be indicative of our operating results for the entire year.

The disclosures included in this report provide an update to our Recast 2014 Annual Report on Form 10-K.

We evaluate events that occur after the balance sheet date, but before the financial statements are issued, for potential recognition or disclosure. Based on the evaluation, we determined that there were no material subsequent events for recognition or disclosure other than those disclosed in this repor

Basis of Presentation
The accompanying consolidated financial statements and related notes present the consolidated balance sheets as of December 31, 2014 and 2013 and the consolidated statements of operations, comprehensive income (loss), cash flows and changes in partners' capital and members' equity for the years ended December 31, 2014, 2013 and 2012 (See Note 2). As a result of our IPO, there was no change in the accounting basis of the contributed net assets of Southcross Energy LLC. Information included in these financial statements and related notes are presented as if we and Southcross Energy LLC were the same entity, except with respect to associated changes in capitalization as described in Note 12.
The consolidated financial statements reflect the assets acquired and liabilities assumed and the related operating results beginning on March 6, 2014 associated with the Onyx pipelines acquisition as discussed further in Note 3. The consolidated financial statements also reflect the TexStar Rich Gas System Transaction and the 2015 Holdings Acquisition and the related operating results beginning on August 4, 2014, as discussed further in Note 3.

As a result of the Holdings Transaction, Holdings acquired a controlling equity interest in the Partnership, which was accounted for under the acquisition method of accounting in the consolidated financial statements of Holdings, whereby Holdings recorded the Partnership’s assets acquired and liabilities assumed at fair value. However, because less than 80% of the equity interests in the Partnership were acquired, push down accounting of Holdings’ basis in the Partnership was prohibited in our consolidated financial statements.

Additionally, because the TexStar Rich Gas System was owned by TexStar, the Partnership recorded the TexStar Rich Gas System at TexStar’s historical cost. Thus, the difference between consideration paid and the TexStar Rich Gas System’s historical cost (net book value) at August 4, 2014, the date on which the Holdings Transaction and the TexStar Rich Gas System Transaction closed, was recorded as a reduction to partners’ capital. Management concluded that the Partnership was the predecessor for accounting purposes for periods prior to August 4, 2014.

We recognized the 2015 Holdings Acquisition at Holdings’ historical cost because the acquisition was executed by entities under common control. Thus, the difference between consideration paid and Holdings’ historical cost (net book value) at May 7, 2015, the date on which the 2015 Holdings Acquisition closed, was recorded as an increase to partners’ capital. Due to the common control aspect, the 2015 Holdings Acquisition was accounted for by the Partnership on an “as if pooled” basis for the periods during which common control existed which began on August 4, 2014. See Note 3.
The accompanying consolidated financial statements were prepared in accordance with accounting principles generally accepted in the U.S. ("GAAP") and in accordance with the rules and regulations of the U.S. Securities and Exchange Commission ("SEC"). Our consolidated financial statements include the accounts of Southcross and its 100% owned subsidiaries. We eliminate all intercompany balances and transactions in preparing consolidated financial statements.

Principles of Consolidation
Principles of Consolidation
We consolidate entities when we have the ability to control or direct the operating and financial decisions of the entity or when we have a significant interest in the entity that gives us the ability to direct the activities that are significant to that entity. The determination of our ability to control, direct or exert significant influence over an entity involves the use of judgment. We do not have ownership in any consolidated variable interest entities.

Use of Estimates
Use of Estimates
The preparation of the consolidated financial statements in conformity with GAAP requires management to make various estimates and assumptions that may affect the amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Actual results may differ from those estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents
We consider all short-term investments with an original maturity of three months or less to be cash equivalents. At December 31, 2014 and 2013, except for amounts held in bank accounts to cover current payables, all of our cash equivalents were invested in short-term money market accounts and overnight sweep accounts.

Allowance for Doubtful Accounts
Allowance for Doubtful Accounts
In evaluating the collectability of our accounts receivable, we perform credit evaluations of our new customers and adjust payment terms based upon payment history and each customer's current creditworthiness, as determined by our review of such customer's credit information. We extend credit on an unsecured basis to many of our customers. At December 31, 2014 and 2013, we have recorded no allowance for uncollectible accounts receivable.

Debt Issuance Costs
Deferred Financing Costs

Deferred financing costs are capitalized and amortized as interest expense under the effective interest method over the term of the related debt. The unamortized balance of deferred financing costs is included in other assets on the consolidated balance sheets.

Long-Lived Assets
Impairment of Long-Lived Assets
We evaluate our long-lived assets, which include finite-lived intangible assets, for impairment when events or circumstances indicate that their carrying values may not be recoverable. These events include, but are not limited to, market declines that are believed to be other than temporary, changes in the manner in which we intend to use a long-lived asset, decisions to sell an asset and adverse changes in the legal or business environment such as adverse actions by regulators. If an event occurs, we evaluate the recoverability of our carrying value based on the long-lived asset's ability to generate future cash flows on an undiscounted basis. If the undiscounted cash flows are not sufficient to recover the long-lived asset's carrying value, or if we decide to sell a long-lived asset or group of assets, we adjust the carrying values of the asset downward, if necessary, to their estimated fair value. Our fair value estimates are generally based on assumptions market participants would use, including market data obtained through the sales process or an analysis of expected discounted cash flows. With the recent decline in commodity prices negatively affecting the level of natural gas and crude oil production, we are more susceptible to potential impairment. During the year ended December 31, 2014, we recorded $1.6 million of impairment costs primarily related to right of way costs on a canceled project. We did not record any impairments during the years ended 2013 and 2012.

Capitalization of Interest Cost
Capitalization of Interest Cost
We capitalize interest on projects during their construction period. Once a project is placed in service, capitalized interest, as a component of the total cost of the construction, is depreciated over the estimated useful life of the asset constructed.

Asset Retirement Obligations
Asset Retirement Obligations
We evaluate whether any future asset retirement obligations ("AROs") exist and estimate the costs for such AROs for certain future events. An ARO will be recorded in the periods where we can reasonably determine the settlement dates or the period in which the expense is incurred and an estimated cost of the retirement obligation. Generally we do not have the intention of discontinuing the use of any significant assets or have a legal obligation to do so. Therefore, in these situations we do not have sufficient information to reasonably estimate any future AROs. However, during the year ended December 31, 2013, an asset retirement obligation of $0.5 million related to the discontinued use of an asset was recorded in operations and maintenance expense. This ARO is substantially complete and we do not expect significant additional costs. No AROs were recorded for the years ended December 31, 2014.

Environmental Costs and Other Contingencies
Environmental Costs and Other Contingencies
We recognize liabilities for environmental and other contingencies when we have an exposure that indicates it is both probable that a liability has been incurred and the amount of loss can be reasonably estimated. Where the most likely outcome of a contingency can be reasonably estimated, we accrue a liability for that amount. Where the most likely outcome cannot be estimated, a range of potential losses is established and no specific amount in that range is more likely than any other, the low end of the range is accrued.

Revenue Recognition
Revenue Recognition
Using the revenue recognition criteria of persuasive evidence of an exchange arrangement exists, delivery has occurred or services have been rendered and the price is fixed or determinable, we record natural gas and NGL revenue in the period when the physical product is delivered to the customer and in an amount based on the pricing terms of an executed contract. Our transportation, compression, processing, fractionation and other revenue is recognized in the period when the service is provided and includes our fee-based service revenue. In addition, collectability is evaluated on a customer-by-customer basis. New customers are subject to a credit review process, which evaluates the customers' financial position and their ability to pay.
Our sale and purchase arrangements are primarily accounted for on a gross basis in the statements of operations. These transactions are contractual arrangements that establish the terms of the purchase of natural gas or NGLs at a specified location and the sale of natural gas or NGLs at a different location on the same or on another specified date. These transactions require physical delivery and transfer of the risk and reward of ownership are evidenced by title transfer, assumption of environmental risk, transportation scheduling, credit risk and counterparty nonperformance risk.
We derive revenue in our business from the following types of arrangements:

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Fixed-Fee.  We receive a fixed-fee per unit of natural gas volume that we gather at the wellhead, process, treat, compress and/or transport for our customers, or we receive a fixed-fee per unit of NGL volume that we fractionate. Some of our arrangements also provide for a fixed-fee for guaranteed transportation capacity on our systems.

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Fixed-Spread.  Under these arrangements, we purchase natural gas and NGLs from producers or suppliers at receipt points on our systems at an index price plus or minus a fixed price differential and sell these volumes of natural gas and NGLs at delivery points off our systems at the same index price, plus or minus a fixed price differential. By entering into such back-to-back purchases and sales, we are able to mitigate our risk associated with changes in the general commodity price levels of natural gas and NGLs. We remain subject to variations in our fixed-spreads to the extent we are unable to precisely match volumes purchased and sold in a given time period or are unable to secure the supply or to produce or market the necessary volume of products at our anticipated differentials to the index price.

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Commodity-Sensitive.  In exchange for our processing services, we may remit to a customer a percentage of the proceeds from our sales, or a percentage of the physical volume, of residue natural gas and/or NGLs that result from our natural gas processing, or we may purchase NGLs from customers at set fixed NGL recoveries and retain the balance of the proceeds or physical commodity for our own account. These arrangements are generally combined with fixed-fee and fixed-spread arrangements for processing services and, therefore, represent only a portion of a processing contract's value. The revenues we receive from these arrangements directly correlate with fluctuating general commodity price levels of natural gas and NGLs and the volume of NGLs recovered relative to the fixed recovery obligations.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
Accounting guidance requires the disclosure of the fair value of all financial instruments that are not otherwise recorded at fair value in the financial statements. At December 31, 2014 and 2013, financial instruments recorded at contractual amounts that approximate fair value include certain funds on deposit, accounts receivable, other receivables and accounts payable and accrued liabilities. The fair values of such items are not materially sensitive to shifts in market interest rates because of the short term to maturity of these instruments (See Note 6).

Derivative Instruments
Derivative Instruments
In our normal course of business, we enter into month-ahead commodity swap contracts in order to hedge economically our exposure to certain intra-month natural gas index pricing risk. We manage our interest rate risk through interest rate swaps and interest rate caps (See Note 6).
Derivative financial instruments are recorded in the consolidated balance sheets at fair value, except for derivative contracts that we qualify for and for which we have elected the normal purchase or normal sale exceptions, which are not reflected in the consolidated balance sheets or statements of operations prior to accrual of the settlement. We present our derivative assets and liabilities on a net basis.
If certain criteria are met, a derivative financial instrument may be designated as a fair value hedge or cash flow hedge.
The changes in fair value of cash flow hedges are deferred in accumulated other comprehensive loss, net of tax, to the extent the contracts are, or have been, effective as hedges, until the forecasted transactions impact earnings. The ineffective portion of changes in fair value of cash flow hedges is recognized immediately into earnings.
On an ongoing basis, a derivative instrument designated as a cash flow hedge must be highly effective in offsetting changes in cash flows of the hedged item. If it is determined that the derivative instrument is not highly effective as a hedge, hedge accounting will be discontinued prospectively. Changes in fair value of the associated hedging instrument are then recognized immediately in earnings for the remainder of the contract term unless a new hedging relationship is designated. The assessment of effectiveness excludes counterparty default risk and our own non-performance risk. The effect of these valuation adjustments was immaterial for the years ended December 31, 2014 and 2013.
Derivative financial instruments designated as cash flow hedges must have a high correlation between price movements in the derivative and the hedged item. If and when an acceptable level of correlation no longer exists, hedge accounting ceases and changes in fair value are recognized in our statements of operations. If it becomes probable that a forecasted transaction will not occur, we immediately recognize the related deferred gains or losses in our statements of operations. Changes in fair value of the associated hedging instrument are then recognized immediately in earnings for the remainder of the contract term unless a new hedging relationship is designated.
In March 2012, we entered into an interest rate swap to reduce the risks with respect to the variability of the interest rates under our Previous Credit Facility. In February 2014, we discontinued cash flow hedge accounting on a prospective basis as a result of the repayment of borrowings under our Previous Credit Facility (See Note 8). With the exception of these interest rate swaps, we did not have any other derivative financial instruments designated as fair value or cash flow hedges for accounting purposes during the years ended December 31, 2014 and 2013.
For our derivative financial instruments that have not been designated as cash flow hedges for accounting purposes, changes in such instruments' fair values are recognized immediately in earnings. We do not hold or issue financial instruments or derivative financial instruments for trading purposes.

Unit-Based Compensation
Unit-Based Compensation
Unit-based awards which settle in common units are classified as equity and are recognized in the financial statements over the vesting period at their grant date fair value. Unit-based awards which settle in cash are classified as liabilities and remeasured at every balance sheet date through settlement, such that the vested portion of the liability is adjusted to reflect its revised fair value through compensation expense. Currently, all awards granted under the long-term incentive plan will be settled in common units. Compensation expense associated with unit-based awards, adjusted for forfeitures, is recognized evenly from the date of the grant over the vesting period within general and administrative expenses on our consolidated statements of operations.

Income Taxes
Income Taxes
No provision for federal or state income taxes, except as noted below, is included in our statements of operations as such income is taxable directly to our partners. Each partner is responsible for its share of federal and state income tax. Net earnings for financial statement purposes may differ significantly from taxable income reportable to each partner as a result of differences between the tax basis and financial reporting basis of assets and liabilities.
We are subject to the Texas margin tax which qualifies as an income tax under GAAP that requires us to recognize the impact of this tax on the temporary differences between the financial statement assets and liabilities and their tax basis. Our current tax liability will be assessed based on the gross revenue apportioned to Texas. For the years ended December 31, 2014 and 2013, there were no material temporary differences.
On September 13, 2013, the U.S. Department of the Treasury and IRS issued the final and re-proposed tangible property regulations effective for tax years beginning January 1, 2014. The provisions of these regulations had no impact our financial statements.

Uncertain Tax Positions
Uncertain Tax Positions
We evaluate the uncertainty in tax positions taken or expected to be taken in the course of preparing our consolidated financial statements to determine whether the tax positions are more likely than not of being sustained by the applicable tax authority. Tax positions deemed not to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. We believe that there are no uncertain tax positions and that no provision for income tax is required for these consolidated financial statements.

Earnings per Unit
Earnings per Unit
Net income (loss) per unit is calculated under the two-class method of computing earnings per unit when participating or multiple classes of securities exist. Under this method, undistributed earnings or losses for a period are allocated based on the contractual rights of each security to share in those earnings as if all of the earnings for the period had been distributed.
Basic net income (loss) per unit excludes dilution and is computed by dividing net income (loss) attributable to limited partner common units by the weighted average number of limited partner common units outstanding during the period. Paid-in kind distributions and valuation adjustments to maximum redemption value of the Series A convertible preferred units (which converted to common units on August 4, 2014) are excluded from income available to common units in the calculation of basic earnings per unit. Dilutive net income (loss) per unit reflects potential dilution from the potential issuance of limited partner common units. Dilutive net income (loss) per unit is calculated using the treasury stock method. It is computed by dividing net income (loss) attributable to limited partner common units by the weighted average number of limited partner common units outstanding during the period increased by the number of additional limited partner common units that would have been outstanding if the dilutive potential limited partner common units had been issued.

New Accounting Pronouncements
Recent Accounting Pronouncements

Accounting standard-setting organizations frequently issue new or revised accounting rules. We review new pronouncements to determine their impact, if any, on our consolidated financial statements. We are evaluating the impact of each pronouncement on our consolidated financial statements.

In 2014, a comprehensive new revenue recognition standard that will supersede substantially all existing revenue recognition guidance under GAAP was issued. The standard’s core principle is that a company will recognize revenue when it transfers promised goods or services to customers and in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. We are currently required to adopt this standard beginning in the first quarter of 2017. On April 1, 2015, the Financial Accounting Standards Board (“FASB”) voted to propose to defer the effective date of the new revenue recognition standard by one year. The FASB plans to disclose its decisions for a 30-day public comment period in a proposed Accounting Standards Update (“ASU”), which is expected to be issued during the second quarter of 2015.

In February 2015, the FASB issued an ASU that amended current consolidation guidance with regard to variable interest entities and voting interest entities. All reporting entities will need to re-evaluate and potentially revise their disclosures regarding this topic. This standard will become effective beginning in 2016.

Recent Accounting Pronouncements
Accounting standard-setting organizations frequently issue new or revised accounting rules. We review new pronouncements to determine their impact, if any, on our consolidated financial statements. We are evaluating the impact of each pronouncement on our consolidated financial statements.
In 2014, a comprehensive new revenue recognition standard that will supersede substantially all existing revenue recognition guidance under GAAP was issued. The standard’s core principle is that a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. We are required to adopt this standard beginning in the first quarter of 2017.

In 2014, a new discontinued operations standard was issued that will update existing discontinued operations guidance. The standard will raise the threshold for disposals to qualify as discontinued operations. We are required to adopt this standard beginning in the first quarter of 2015.

In 2014, a new going concern standard was issued that will update existing going concern guidance under GAAP. The standard’s new guidance relates to defining management’s responsibility to evaluate whether there is substantial doubt about an organization’s ability to continue as a going concern. Related disclosure in the notes to the consolidated financial statements will be required surrounding whether it is probable that the entity will not be able to meet its obligations as they become due within one year after the date that financial statements are issued. We are required to adopt this standard beginning in the first quarter of 2017.